MD&A - Risk management and control	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Financial Risk Management Explanatory
Audited |
Credit risk:

the risk of loss resulting from the failure of a client or counterparty to meet its
contractual obligations toward UBS. This includes

settlement risk, loan underwriting risk and

step-in risk.
Settlement risk:

the risk of loss resulting from transactions that involve

exchange of value (e.g.,
security versus cash) where we must deliver without

first being able to determine with certainty

that
we will receive the countervalue.
Loan underwriting risk:

the risk of loss arising during the holding

period of financing transactions
that are intended for further distribution.
Step-in risk:

the risk that UBS may decide to provide financial

support to an unconsolidated entity
that is facing stress in the absence of, or in excess of,

any contractual obligations to provide such
support.
Audited |
Market risk

(traded and non-traded):

the risk of loss resulting from adverse movements

in
market variables. Market variables include observable

variables, such as interest rates, foreign exchange
rates, equity prices, credit spreads and commodity (including precious metal) prices, as well as variables
that may be unobservable or only indirectly observable,

such as volatilities and correlations. Market risk
includes issuer risk and investment risk.
Issuer risk:

the risk of loss from changes in fair value resulting from

credit-related events affecting
an issuer to which we are exposed through tradable securities or derivatives referencing the issuer.
Investment risk:

issuer risk associated with positions held

as financial investments.
Audited |
Liquidity risk:

the risk that the firm will not be able to

efficiently meet both expected and
unexpected current and forecast cash flows and collateral

needs without affecting either daily
operations or the financial condition of the

firm.
Audited |
Funding risk:

the risk that the firm will be unable, on

an ongoing basis, to borrow funds in
the market on an unsecured (or even secured) basis at

an acceptable price to fund actual or
proposed commitments; i.e., the risk that UBS’s funding

capacity is not sufficient to support the
firm’s current business and desired strategy.
Audited

|
The

Board

of

Directors

(the

BoD)

approves

the

risk
management and control framework of the Group, including the
Group

and

business

division

overall

risk

appetite.

The

BoD

is
supported

by

its

Risk

Committee,

which

monitors and

oversees
the

Group’s

risk

profile

and

the

implementation

of

the

risk
framework approved

by the BoD,

and approves

the Group’s risk
appetite methodology.

The Corporate Culture

and Responsibility
Committee (the CCRC) helps the BoD

meet its duty to safeguard
and

advance

UBS’s

reputation

for

responsible

and

sustainable
conduct,

reviewing

stakeholder

concerns

and

expectations
pertaining

to

UBS’s

societal

contribution

and

corporate

culture.
The

Audit

Committee

assists

the

BoD

with

its

oversight

duty
relating to financial

reporting and internal

controls over financial
reporting,

and

the

effectiveness

of

whistleblowing

procedures
and the external and internal audit functions.
The
Group

Executive Board

(the GEB) has overall responsibility
for establishing and

implementing a risk

management and control
framework in the Group,

managing the risk profile

of the Group
as a whole.
The
Group

Chief

Executive

Officer

has

responsibility

and
accountability

for the

management

and performance

of the

Group,
has risk authority over

transactions, positions and exposures, and
allocates

business

divisions

and

Group

Functions

risk

limits
approved by

the BoD.
The
business division Presidents
and

Group function heads
are
responsible for the

operation and management

of their business
divisions,

including

controlling the

dedicated

financial

resources
and risk appetite of the business division.
The
regional

Presidents

are

responsible

for

cross
- divisional
collaboration in their

regions and

are mandated

to inform

the GEB
about

any

activities

/

issues

that

may

give

rise

to

actual

or
potentially material regulatory or reputational concerns.
The
Group Chief

Risk Officer

(the Group

CRO) is

responsible
for

developing

the

Group’s

risk

management

and

control
framework (including

risk principles

and risk

appetite) for

credit,
market,

country,

treasury,

model

and

sustainability

and

climate
risks. This

includes risk

measurement and

aggregation, portfolio
controls

and

risk reporting.

The

Group

CRO

sets

risk limits

and
approves credit and

market risk transactions

and exposures. Risk
Control is

also the

central function

for model

risk management
and control

for all

models used

in UBS.

A framework

of policies
and authorities support the risk control process.
The
Group

Chief

Compliance

and

Governance

Officer
  is
responsible

for

developing

the

Group’s

operational

risk
framework,

which

sets

the

general

requirements

for
identification,

management,

assessment

and

mitigation

of
operational risk,

and for

ensuring that

all non-financial

risks are
identified, owned and managed according to the operational risk appetite objectives, supported by an effective control framework.
The
Group

Chief

Financial

Officer

is

responsible

for
transparency in assessing the financial performance of the Group and the

business divisions,

and for

managing the

Group’s financial
accounting,

controlling,

forecasting,

planning

and

reporting.
Additional responsibilities

include managing

UBS’s tax

affairs, as
well as treasury

and capital management,

including funding and
liquidity risk and UBS’s regulatory capital ratios.

The
Group

General Counsel

is

responsible for

managing the
Group’s legal

affairs (including litigation involving UBS),

ensuring
effective

and timely

assessment

of legal

matters

impacting

the

Group
or its

businesses,

and managing

and reporting

all litigation

matters.
The
Head of

Human Resources

is responsible for

independent
oversight

and challenge

of employment-related

risks.
Group

Internal

Audit

(GIA)

independently

assesses

the
effectiveness of processes to define

strategy and risk appetite

and
overall

adherence

to

the

approved

strategy.

It

also

assesses

the
effectiveness

of

governance

processes

and

risk

management,
including compliance with legal and regulatory requirements and internal

governance

documents.

The

Head

GIA

reports

to

the
Chairman of the BoD.

GIA also has a

functional reporting line to
the BoD Audit Committee.
Some

of

these

roles

and

responsibilities

are

replicated

for
certain significant legal entities of the Group. The
legal entity risk
officers

are responsible for

independent oversight and

control of
financial

and

non-financial

risks

for

certain

significant

legal
entities of the

Group as part

of the

legal entity control

framework,
which

complements

the

Group’s

risk

management

and

control
framework.
Audited |

We apply

a variety

of methodologies

and measurements
to

quantify

the

risks

of

our

portfolios

and

potential

risk
concentrations. Risks

that are

not fully

reflected within

standard
measures

are

subject

to

additional

controls,

which

may

include
preapproval of specific transactions

and the application

of specific
restrictions.

Models

to

quantify

risk

are

generally

developed

by
dedicated

units

within

control

functions

and

are

subject

to
independent validation.
Audited

|

Risk

concentrations

may

exist

where

one

or

several
positions within or

across different

risk categories could

result in
significant

losses relative

to UBS’s

financial

strength.

Identifying
such risk concentrations

and assessing their

potential impact is a
critical component of our risk management and control process.
For financial risks, we consider a number

of elements, such as
shared

characteristics

of

positions, the

size

of

the portfolio

and
the

sensitivity

of

positions

to

changes

in

the

underlying

risk
factors.

Also

important

in our

assessment

is the

liquidity of

the
markets where the positions are traded, as well as the availability
and

effectiveness

of

hedges

or

other

potential

risk-mitigating
factors. This includes an assessment of the provider of

the hedge
and market liquidity where the hedge might be traded. Particular attention is given

to identification of

wrong-way risk and

risk on
risk. Wrong-way risk

is defined as

a positive correlation

between
the size of

the exposure and the

likelihood of a

loss. Risk on

risk
is when a position and

its risk mitigation can be impacted

by the
same event.
For non-financial risks, risk concentrations may result from,

for
example,

a single

operational

risk issue

that is

large on

its

own
(i.e., has

the potential

to produce

a single

high-impact loss

or a
number

of

losses

that

together are

high

impact)

or

related

risk
issues that may link together to create a high impact.
Risk concentrations

are subject

to increased

oversight by

Group
Risk Control

and Group

Compliance, Regulatory

& Governance,
and

assessed

to

determine

whether

they

should

be

reduced

or
mitigated,

depending

on

the

available

means

to

do

so.

It

is
possible

that

material

losses

could

occur

on

financial

or

non-
financial

risks,

particularly

if

the

correlations

that

emerge

in

a
stressed environment differ

markedly from those

envisaged by risk
models.